CONDENSED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary equity, Redemption price per share	$ 10.57	$ 10.20	$ 10.10
Preferred stock, Par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, Shares issued	0	0	0
Preferred stock, Shares outstanding	0	0	0
Common Class A [Member]
Class A ordinary shares redemption per share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, Shares outstanding	4,718,054	23,000,000	23,000,000
Common stock, Par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Shares authorized	500,000,000	500,000,000	500,000,000
Common stock, Shares issued	0	0	0
Common stock, Shares outstanding	0	0	0
Common Class B [Member]
Common stock, Par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Shares authorized	50,000,000	50,000,000	50,000,000
Common stock, Shares issued	5,750,000	5,750,000	5,750,000
Common stock, Shares outstanding	5,750,000	5,750,000	5,750,000